DEBT - Schedule of Debt (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
DEBT
Total debt	$ 64,610		$ 65,180
Fair value adjustment - Spectra Energy acquisition	964		1,114
Other	(348)		(312)
Current maturities	(3,259)		(2,871)
Short-term borrowings	(1,024)		(1,444)
Long-term debt	$ 60,327		$ 60,865
Weighted average interest rate (as a percent)	2.30%	2.30%	1.40%	1.40%
United States dollar term notes | Enbridge Inc.
DEBT
Weighted Average Interest Rate	4.10%	4.10%
Total debt	$ 6,419	$ 4,700	$ 5,889	$ 4,700
Medium-term notes | Enbridge Inc.
DEBT
Weighted Average Interest Rate	4.30%	4.30%
Total debt	$ 7,323		5,698
Medium-term notes | Enbridge Gas Distribution Inc.
DEBT
Weighted Average Interest Rate	4.50%	4.50%
Total debt	$ 3,695		3,695
Medium-term notes | Enbridge Income Fund
DEBT
Total debt	$ 0		1,750
Medium-term notes | Enbridge Pipelines Inc.
DEBT
Weighted Average Interest Rate	4.30%	4.30%
Total debt	$ 4,225		4,525
Carrying value	$ 100
Medium-term notes | Union Gas Limited
DEBT
Weighted Average Interest Rate	4.10%	4.10%
Total debt	$ 3,290		3,490
Medium-term notes | Westcoast Energy Inc.
DEBT
Weighted Average Interest Rate	4.70%	4.70%
Total debt	$ 2,175		2,177
Fixed-to-floating subordinated term notes | Enbridge Inc.
DEBT
Weighted Average Interest Rate	5.90%	5.90%
Total debt	$ 6,771	$ 3,200	3,843	1,750
Term of fixed rate	10 years
Carrying value	$ 2,400		1,650
Floating rate notes | Enbridge Inc.
DEBT
Total debt	2,389		2,254
Carrying value	750	1,200	750	1,200
Floating rate notes | Spectra Energy Partners, LP
DEBT
Total debt	546	$ 400	501	400
Commercial paper and credit facility draws
DEBT
Long-term debt	$ 7,967		10,055
Commercial paper and credit facility draws | Enbridge Inc.
DEBT
Weighted Average Interest Rate	2.20%	2.20%
Total debt	$ 1,999		2,729
Carrying value		$ 69		907
Long-term Line of Credit	$ 1,906		1,593
Commercial paper and credit facility draws | Enbridge (U.S.) Inc.
DEBT
Weighted Average Interest Rate	3.50%	3.50%
Total debt	$ 1,065	$ 780	490	391
Commercial paper and credit facility draws | Enbridge Energy Partners, L.P.
DEBT
Weighted Average Interest Rate	3.30%	3.30%
Total debt	$ 1,044	$ 764	1,820	1,453
Commercial paper and credit facility draws | Enbridge Gas Distribution Inc.
DEBT
Weighted Average Interest Rate	2.30%	2.30%
Total debt	$ 750		960
Commercial paper and credit facility draws | Enbridge Income Fund
DEBT
Total debt	$ 0		755
Commercial paper and credit facility draws | Enbridge Pipelines Inc.
DEBT
Weighted Average Interest Rate	2.40%	2.40%
Total debt	$ 2,200	$ 216	1,438	286
Long-term Line of Credit	$ 1,905		1,080
Commercial paper and credit facility draws | Spectra Energy Partners, LP
DEBT
Weighted Average Interest Rate	3.20%	3.20%
Total debt	$ 2,065	$ 1,512	2,824	2,254
Commercial paper and credit facility draws | Union Gas Limited
DEBT
Weighted Average Interest Rate	2.30%	2.30%
Total debt	$ 275		485
Other | Enbridge Inc.
DEBT
Total debt	0		3
Other | Enbridge Pipelines Inc.
DEBT
Total debt	$ 4		4
Senior notes | Enbridge Energy Partners, L.P.
DEBT
Weighted Average Interest Rate	6.20%	6.20%
Total debt	$ 6,214	$ 4,550	6,328	5,050
Senior notes | Enbridge Pipelines (Southern Lights) L.L.C.
DEBT
Weighted Average Interest Rate	4.00%	4.00%
Total debt	$ 1,257	$ 920	1,207	963
Senior notes | Enbridge Southern Lights LP
DEBT
Weighted Average Interest Rate	4.00%	4.00%
Total debt	$ 289		315
Senior notes | Midcoast Energy Partners, L.P.
DEBT
Total debt	$ 0		501	400
Senior notes | Spectra Energy
DEBT
Weighted Average Interest Rate	7.10%	7.10%
Total debt	$ 236	$ 173	1,665	1,329
Senior notes | Spectra Energy Partners, LP
DEBT
Weighted Average Interest Rate	4.30%	4.30%
Total debt	$ 8,249	$ 6,040	7,192	5,740
Junior subordinated notes | Enbridge Energy Partners, L.P.
DEBT
Total debt	$ 546	$ 400	501	400
Debentures | Enbridge Gas Distribution Inc.
DEBT
Weighted Average Interest Rate	9.90%	9.90%
Total debt	$ 85		85
Debentures | Enbridge Pipelines Inc.
DEBT
Weighted Average Interest Rate	8.20%	8.20%
Total debt	$ 200		200
Debentures | Union Gas Limited
DEBT
Weighted Average Interest Rate	8.70%	8.70%
Total debt	$ 125		250
Debentures | Westcoast Energy Inc.
DEBT
Weighted Average Interest Rate	8.60%	8.60%
Total debt	$ 375		525
Senior secured notes | Spectra Energy Partners, LP
DEBT
Weighted Average Interest Rate	6.10%	6.10%
Total debt	$ 150	$ 110	138	$ 110
Senior secured notes | Westcoast Energy Inc.
DEBT
Weighted Average Interest Rate	6.20%	6.20%
Total debt	$ 33		66
Senior debentures | Union Gas Limited
DEBT
Total debt	$ 0		$ 75
Bankers' Acceptance Rate | Floating rate notes | Enbridge Inc.
DEBT
Basis spread on variable rate (as a percent)	0.59%
London Interbank Offered Rate (LIBOR) | Floating rate notes | Spectra Energy Partners, LP
DEBT
Basis spread on variable rate (as a percent)	0.70%
London Interbank Offered Rate (LIBOR) | Junior subordinated notes | Enbridge Energy Partners, L.P.
DEBT
Basis spread on variable rate (as a percent)	3.7975%
Minimum | London Interbank Offered Rate (LIBOR) | Floating rate notes | Enbridge Inc.
DEBT
Basis spread on variable rate (as a percent)	0.40%
Maximum | London Interbank Offered Rate (LIBOR) | Floating rate notes | Enbridge Inc.
DEBT
Basis spread on variable rate (as a percent)	0.70%